UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03290

Name of Fund: BlackRock Variable Series Funds, Inc.

    BlackRock Government Money Market V.I. Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Variable

    Series Funds, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2019

Date of reporting period: 03/31/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) March 31, 2019	BlackRock Government Money Market V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Government Sponsored Agency Obligations — 39.0%
Federal Farm Credit Bank Discount Notes(a):
1.93%, 04/12/19	USD	215	$214,854
2.37%, 06/17/19		730	726,253
2.39%, 06/28/19		505	502,025
2.41%, 07/22/19		640	634,982
2.41%, 07/23/19		1,145	1,135,968
2.41%, 07/25/19		725	719,372
2.41%, 07/29/19		5,630	5,581,878
2.41%, 08/15/19		660	654,016
2.43%, 09/12/19		465	459,471
2.42%, 11/20/19		560	551,048
2.40%, 01/17/20		1,485	1,455,951
2.40%, 02/04/20		910	891,488
Federal Farm Credit Bank Variable Rate Notes(b):
(LIBOR USD 1 Month - 0.05%), 2.44%, 02/04/20		2,000	2,000,000
(LIBOR USD 1 Month - 0.05%), 2.43%, 02/07/20		1,900	1,899,983
(LIBOR USD 1 Month + 0.00%), 2.48%, 06/19/20		1,000	1,000,568
(LIBOR USD 1 Month + 0.00%), 2.50%, 06/26/20		1,000	999,964
(LIBOR USD 1 Month - 0.04%), 2.45%, 09/11/20		510	509,978
(LIBOR USD 1 Month + 0.03%), 2.51%, 12/14/20		1,025	1,024,929
Federal Home Loan Bank:
2.43%, 06/07/19		910	910,000
2.49%, 07/11/19		360	359,989
2.48%, 07/15/19		830	830,000
Federal Home Loan Bank Discount Notes(a):
1.40%, 04/05/19		2,475	2,474,344
1.79%, 04/09/19		1,790	1,789,029
1.84%, 04/10/19		2,535	2,533,481
1.93%, 04/12/19		285	284,791
2.15%, 04/22/19		3,800	3,794,652
2.17%, 04/24/19		2,755	2,750,767
2.24%, 05/02/19		1,075	1,072,769
2.27%, 05/07/19		955	952,675
2.28%, 05/08/19		2,200	2,194,573
2.30%, 05/13/19		940	937,368
2.30%, 05/15/19		375	373,900
2.37%, 06/12/19		2,075	2,064,978
2.37%, 06/13/19		850	845,812
2.38%, 06/21/19		1,145	1,138,585
2.39%, 06/28/19		360	357,862
2.40%, 07/08/19		830	824,532
2.43%, 09/20/19		3,425	3,385,035
2.43%, 09/27/19		2,365	2,336,566
2.43%, 10/11/19		480	473,683
2.43%, 10/15/19		800	789,289

Security		Par (000)	Value

U.S. Government Sponsored Agency Obligations (continued)
Federal Home Loan Bank Variable Rate Notes(b):
(LIBOR USD 3 Month - 0.21%), 2.48%, 05/16/19	USD	1,100	$1,100,000
(LIBOR USD 3 Month - 0.16%), 2.44%, 06/12/19		420	419,978
(LIBOR USD 1 Month - 0.05%), 2.44%, 06/20/19		225	225,000
(LIBOR USD 3 Month - 0.16%), 2.47%, 06/20/19		1,000	1,000,000
(SOFR + 0.04%), 2.47%, 06/21/19		345	345,000
(LIBOR USD 1 Month - 0.05%), 2.44%, 06/24/19		1,355	1,355,000
(LIBOR USD 1 Month - 0.05%), 2.45% - 2.45%, 06/28/19		660	660,000
(SOFR + 0.02%), 2.45%, 07/17/19		290	290,000
(LIBOR USD 1 Month - 0.11%), 2.38%, 07/19/19		1,960	1,960,000
(LIBOR USD 1 Month - 0.08%), 2.41%, 08/27/19		1,190	1,190,000
(SOFR + 0.02%), 2.45%, 08/27/19		555	555,000
(LIBOR USD 1 Month - 0.09%), 2.41%, 09/09/19		1,565	1,565,000
(LIBOR USD 1 Month - 0.07%), 2.42%, 09/17/19		2,000	2,000,000
(LIBOR USD 1 Month - 0.06%), 2.43%, 09/27/19		1,000	1,000,000
(SOFR + 0.01%), 2.44%, 11/13/19		1,300	1,300,000
(SOFR + 0.03%), 2.46%, 12/06/19		430	430,000
(LIBOR USD 3 Month - 0.14%), 2.49%, 12/19/19		535	535,000
(LIBOR USD 1 Month - 0.04%), 2.45%, 01/14/20		520	520,000
(SOFR + 0.05%), 2.48%, 01/17/20		95	95,000
(LIBOR USD 1 Month - 0.06%), 2.43%, 02/24/20		1,085	1,085,000
(LIBOR USD 1 Month - 0.04%), 2.45%, 02/25/20		900	900,000
(LIBOR USD 1 Month - 0.04%), 2.44%, 04/17/20		1,940	1,939,817
(SOFR + 0.08%), 2.50%, 07/24/20		265	265,000
(LIBOR USD 1 Month - 0.03%), 2.46%, 08/04/20		560	560,000
(LIBOR USD 3 Month - 0.13%), 2.49%, 12/21/20		1,350	1,350,000
(SOFR + 0.12%), 2.54%, 03/12/21		890	890,000
Federal Home Loan Mortgage Corp. Variable Rate Notes(b):
(SOFR - 0.01%), 2.42%, 04/17/19		435	435,000
(LIBOR USD 1 Month - 0.10%), 2.39%, 08/08/19		1,500	1,499,737
Federal National Mortgage Association, 0.88%, 08/02/19		665	661,121

Total U.S. Government Sponsored Agency Obligations — 39.0% (Cost: $80,568,061)			80,568,061

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Government Money Market V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Treasury Obligations — 18.9%
U.S. Treasury Bills(a):
0.60%, 04/02/19	USD	12,750	$12,749,147
1.20%, 04/04/19		600	599,881
1.75%, 04/09/19		3,250	3,248,276
2.00%, 04/16/19		1,150	1,148,840
2.25%, 05/16/19		2,035	2,028,895
2.38%, 08/22/19		8,000	7,921,986
2.37%, 08/29/19		4,000	3,959,083
2.37%, 02/27/20		845	826,453
U.S. Treasury Notes:
3.13%, 05/15/19		170	170,134
0.88%, 07/31/19		205	203,922
1.38%, 07/31/19		160	159,397
(US Treasury 3 Month Bill Money Market Yield + 0.03%), 2.46%, 04/30/20(b)		3,000	2,999,913

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.47%, 10/31/20(b)	USD	3,000	$2,995,045

Total U.S. Treasury Obligations — 18.9% (Cost: $39,010,972)			39,010,972

Total Repurchase Agreements — 39.2% (Cost: $81,000,000)			81,000,000

Total Investments — 97.1% (Cost: $200,579,033)(c)			200,579,033

Other Assets Less Liabilities — 2.9%			6,094,393

Net Assets — 100.0%			$206,673,426

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
BNP Paribas SA	2.62%		03/29/19	04/01/19	$19,000	$19,000	$19,004,148	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 8.13%, due 06/12/19 to 11/01/48	$40,285,991	$19,403,340
Goldman Sachs & Co. LLC	2.75		03/27/19	04/03/19	4,000	4,000	4,002,139	U.S. Government Sponsored Agency Obligations, 3.00% to 5.00%, due 08/15/23 to 03/20/48	5,116,757	4,080,000
JP Morgan Securities LLC	2.60		03/29/19	04/01/19	17,000	17,000	17,003,683	U.S. Treasury Obligations, 0.00% to 1.13%, due 04/15/19 to 09/30/21	17,715,400	17,340,053
	2.66	(a)	03/29/19	05/06/19	3,500	3,500	3,509,067	U.S. Government Sponsored Agency Obligations, 0.29% to 4.01%, due 10/25/41 to 03/25/46	123,226,215	3,674,077

Total JP Morgan Securities LLC						$20,500				$21,014,130

Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.60		03/29/19	04/01/19	10,000	10,000	10,002,167	U.S. Government Sponsored Agency Obligation, 3.73%, due 11/20/68	9,981,980	10,200,001
Mizuho Securities USA LLC	2.62		03/29/19	04/01/19	12,500	12,500	12,502,729	U.S. Treasury Obligation, 2.88%, due 11/30/23	12,285,800	12,750,032
Societe Generale SA	2.53		03/29/19	04/01/19	15,000	15,000	15,003,163	U.S. Treasury Obligations, 0.00% to 2.88%, due 06/20/19 to 05/15/42	14,462,758	15,300,046
						$81,000				$82,747,549

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Glossary of Terms Used in this Report

Currency

USD — United States Dollar

Portfolio Abbreviations

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Government Money Market V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$200,579,033	$—	$200,579,033

(a)	See above Schedule of Investments for values in each security type.

During the period ended March 31, 2019, there were no transfers between levels.

3

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: May 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: May 20, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds, Inc.

Date: May 20, 2019